Exhibit 99.1

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	November 2014
Distribution Date	12/15/2014
Transaction Month	15
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 17, 2013
Closing Date:	September 18, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:		$1,294,029,653.21

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%		September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%		June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%		February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%		March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%		March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%		March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%		January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$143,960,473.85	0.3511231	$115,515,773.73	0.2817458	$28,444,700.12
Class A-3 Notes	$419,000,000.00	1.0000000	$419,000,000.00	1.0000000	$-
Class A-4 Notes	$118,630,000.00	1.0000000	$118,630,000.00	1.0000000	$-
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$768,290,473.85	0.5982033	$739,845,773.73	0.5760558	$28,444,700.12

Weighted Avg. Coupon (WAC)	3.45%		3.44%
Weighted Avg. Remaining Maturity (WARM)	45.10		44.19
Pool Receivables Balance	$814,897,020.43		$785,231,070.54
Remaining Number of Receivables	55,935		55,076

Adjusted Pool Balance	$787,700,918.65		$759,256,218.53

III. COLLECTIONS

Principal:
Principal Collections	$28,424,518.67
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$808,594.60
Total Principal Collections	$29,233,113.27

Interest:
Interest Collections	$2,266,089.72
Late Fees & Other Charges	$52,774.16
Interest on Repurchase Principal	$-
Total Interest Collections	$2,318,863.88

Collection Account Interest	$641.86
Reserve Account Interest	$67.17
Servicer Advances	$-

Total Collections	$31,552,686.18

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	November 2014
Distribution Date	12/15/2014
Transaction Month	15
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$31,552,686.18
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$31,552,686.18

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$679,080.85		$679,080.85	$679,080.85
Collection Account Interest					$641.86
Late Fees & Other Charges					$52,774.16
Total due to Servicer					$732,496.87

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$68,381.23		$68,381.23
Class A-3 Notes		$352,658.33		$352,658.33
Class A-4 Notes		$153,230.42		$153,230.42

Total Class A interest:		$574,269.98		$574,269.98	$574,269.98

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

Available Funds Remaining:					$30,059,642.25

9. Regular Principal Distribution Amount:					$28,444,700.12

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$28,444,700.12
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$28,444,700.12		$28,444,700.12
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$28,444,700.12		$28,444,700.12

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,614,942.13

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$27,196,101.78
Beginning Period Amount	$27,196,101.78
Current Period Amortization	$1,221,249.77
Ending Period Required Amount	$25,974,852.01
Ending Period Amount	$25,974,852.01
Next Distribution Date Amount	$24,782,450.18

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	November 2014
Distribution Date	12/15/2014
Transaction Month	15
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		2.46%	2.56%	2.56%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.61%	54,308	98.23%	$771,362,698.32
30 - 60 Days	1.08%	594	1.37%	$10,788,118.09
61 - 90 Days	0.26%	141	0.32%	$2,527,754.95
91 + Days	0.06%	33	0.07%	$552,499.18
		55,076		$785,231,070.54
Total
Delinquent Receivables 61 + days past due	0.32%	174	0.39%	$3,080,254.13
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.28%	159	0.36%	$2,930,036.58
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.29%	165	0.37%	$3,127,012.81
Three-Month Average Delinquency Ratio	0.30%		0.37%

Repossession in Current Period		40		$797,220.64
Repossession Inventory		102		$502,761.01

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,241,431.22
Recoveries				$(808,594.60)
Net Charge-offs for Current Period				$432,836.62

Beginning Pool Balance for Current Period				$814,897,020.43

Net Loss Ratio				0.64%
Net Loss Ratio for 1st Preceding Collection Period				1.09%
Net Loss Ratio for 2nd Preceding Collection Period				1.10%
Three-Month Average Net Loss Ratio for Current Period				0.94%

Cumulative Net Losses for All Periods				$8,243,097.96
Cumulative Net Losses as a % of Initial Pool Balance				0.61%

Principal Balance of Extensions				$3,055,374.33
Number of Extensions				153